ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2019
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30,	As of June 30,
	2019	2018
Accounts receivable	$7,508,261	$2,161,189
Less: allowance for doubtful accounts	(123,621)	(38,386)
Accounts receivable, net	$7,384,640	$2,122,803

Allowance for doubtful accounts movement is as follows:

	For the years ended June 30,
	2019	2018	2017
Beginning balance	$38,386	$—	$—
Provision for doubtful accounts	87,166	39,055	—
Foreign currency translation adjustments	(1,931)	(669)	—
Ending balance	$123,621	$38,386	$—